SCHEDULE OF OTHER EXPENSES (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Expenses By Nature
Unrealized loss (gain) on marketable securities (Note 3)		$ 230	$ (1,514)	$ 699	$ (1,481)
Unrealized loss (gain) on purchase warrants (Note 3)		32	(188)	106	(202)
Loss on disposal of assets					188
Unrealized foreign exchange loss	[1]	140	337	272	873
Realized foreign exchange (gain) loss		(93)	76	(157)	10
Interest income		(1)	(15)	(5)	(31)
Shares issued at a discount to settle payables			74		74
Management fee income (Note 6)		(58)	(19)	(67)	(19)
Other		(62)	77	(11)	21
Other expense (income)		$ 188	$ (1,172)	$ 837	$ (567)

[1]	Refer to Note 18 of the Q1 2021 Condensed Consolidated Financial Statements. The 2020 quarterly information was revised for the reclassification of foreign exchange differences on provisionally priced sales. The revisions for the three and six months ended June 30, 2020 are $204 and $1,258 credits to Other expense, respectively.